Stockholder's Equity	9 Months Ended
Sep. 30, 2025
Stockholder's Equity
Stockholder's Equity

Note 6. Stockholders’ Equity

In connection with the Business Company, the Company’s certificate of incorporation was amended and restated to designate two classes of stock; preferred and common stock. The certificate of incorporation authorized 1,000,000 shares of preferred stock and 500,000,000 shares of common stock

Preferred Stock

The Company’s Amended and Restated Certificate of Incorporation provides the Company’s board of directors with the authority to issue up to 1,000,000 shares of $0.0001 par value preferred stock in one or more series and to establish from time to time the number of shares to be included in each such series, by adopting a resolution and filing a certification of designations. Voting powers, designations, powers, preferences and relative, participating, optional, special and other rights will be stated and expressed in such resolutions. There were zero preferred shares outstanding as of September 30, 2025 and December 31, 2024.

Common Stock

The Company is authorized to issue 500,000,000 shares of common stock, with a par value of $0.0001 per share.

On July 16, 2025, the Company entered into a settlement and release agreement with Alta Partners, LLC (“Alta”), pursuant to which the Company agreed to issue 350,000 shares of its common stock to Alta in exchange for the surrender and cancellation of 1,000,000 Public Warrants held by Alta. On July 16, 2025, the common stock issued to Alta and Public Warrants surrendered by Alta had a fair value of $1,890,000 and $150,000, respectively. As a result of the exchange, the Company recognized a loss of $1,740,000 on the difference in fair value between the common stock and Public Warrants, which is included in Loss on issuance of common stock on the Company’s unaudited condensed consolidated statement of operations.

On April 30, 2025, the Company settled Iris’ liabilities for $7,000,000 of the deferred underwriting fees incurred prior to the Closing Date for 700,000 shares of common stock to the underwriters in Iris’s initial public offering. On July 1, 2025, the Company issued the shares to the underwriters, which on July 1, 2025 had a fair value of $7,245,000.

As of September 30, 2025 and December 31, 2024, there were 27,064,633 and 17,500,000 shares of common stock issued and outstanding, respectively.

Holders of the Company’s common stock are entitled to one vote for each share held of record, on all matters submitted to a vote of stockholders. Additionally, holders of common stock have dividend rights, in the event of a declared dividend declared by the Company’s Board of Directors, and liquidation rights, in the event of an involuntary or voluntary event of liquidation that allow for the Company’s common stockholders to receive all remaining assets of the Company, after payments of debts and other liabilities.

Warrants

As of September 30, 2025, 5,900,000 Public Warrants and 835,555 private placement warrants (together, the “Warrants”) were outstanding. Each Warrant entitles the holder to purchase one share of the Company’s common stock at a price of $11.50 per share. No fractional shares will be issued upon exercise of the Warrants. The Company may elect to redeem the Public Warrants, in whole and not in part at a price of $0.01 per Warrant if (i) 30 days’ prior written notice of redemption is provided to the holders, and (ii) the last reported sale price of the Company’s common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders have a period of 30 days to exercise for cash, or on a cashless basis.